Financial Instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
38.
FINANCIAL INSTRUMENTS

Categories of Financial Instruments

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Financial assets
Measured at FVTPL
Mandatorily measured at FVTPL	$1,037	$1,005
Hedging financial assets	—	1
Financial assets at amortized cost (Note a)	82,091	91,049
Financial assets at FVOCI	4,412	4,667
Financial liabilities
Hedging financial liabilities	—	2
Financial liabilities at amortized cost (Note b)	65,466	69,231

Note a: The balances included cash and cash equivalents, trade notes and accounts receivable, receivables from related parties, other current monetary assets, financial assets at amortized cost and refundable deposits (classified as other noncurrent assets).

Note b: The balances included short-term loans, trade notes and accounts payable, payables to related parties, partial other payables, customers’ deposits, bonds payable (including the current portion) and long-term loans (including the current portion).

Financial Risk Management Objectives

The main financial instruments of the Company include investments in equity and debt instruments, trade notes and accounts receivable, trade notes and accounts payable, lease liabilities, loans and bonds payable. The Company’s Finance Department provides services to its business units, co-ordinates access to domestic and international capital markets, monitors and manages the financial risks relating to the operations of the Company through internal risk reports which analyze exposures by degree and magnitude of risks. These risks include market risk (including foreign currency risk, interest rate risk and other price risk), credit risk and liquidity risk.

The Company seeks to minimize the effects of these risks by using derivative financial instruments to hedge risk exposures. The use of financial derivatives is governed by the Company’s policies approved by the Board of Directors. Those derivatives are used to hedge the risks of exchange rate fluctuation arising from operating or investment activities. Compliance with policies and risk exposure limits is reviewed by the Company’s Finance Department on a continuous basis. The Company does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

Chunghwa reports the significant risk exposures and related action plans timely and actively to the audit committee and if needed to the Board of Directors.

a.
Market risk

The Company is exposed to market risks of changes in foreign currency exchange rates and interest rates. The Company uses forward exchange contracts to hedge the exchange rate risk arising from assets and liabilities denominated in foreign currencies.

There were no changes to the Company’s exposure to market risks or the manner in which these risks are managed and measured.

1)
Foreign currency risk

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the balance sheet dates were as follows:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Assets
USD	$2,044	$2,962
EUR	68	57
SGD	920	1,075
RMB	155	176
Liabilities
USD	1,030	1,216
EUR	675	1,039
SGD	1,864	1,739
RMB	38	41

The carrying amounts of the Company’s derivatives with exchange rate risk exposures at the balance sheet dates were as follows:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Assets
USD	$—	$—
EUR	—	1
Liabilities
EUR	—	2

Foreign currency sensitivity analysis

The Company is mainly exposed to the fluctuations of the currencies USD, EUR, SGD and RMB.

The following table details the Company’s sensitivity to a 5% increase and decrease in the functional currency against the relevant foreign currencies. 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible changes in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and forward exchange contracts. A positive number below indicates an increase in pre-tax profit or equity where the functional currency weakens 5% against the relevant currency.

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Profit or loss
Monetary assets and liabilities (a)
USD	$75	$51	$87
EUR	(39)	(30)	(49)
SGD	(69)	(47)	(33)
RMB	—	6	7
Derivatives (b)
USD	—	—	2
EUR	3	7	1
Equity
Derivatives (c)
EUR	22	1	17
a)
This is mainly attributable to the exposure to foreign currency denominated receivables and payables of the Company outstanding at the balance sheet dates.
b)
This is mainly attributable to forward exchange contracts.
c)
This is mainly attributable to the changes in the fair value of derivatives that are designated as cash flow hedges.

For a 5% strengthening of the functional currency against the relevant currencies, there would be an equal and opposite effect on the pre-tax profit or equity for the amounts shown above.

2)
Interest rate risk

The carrying amounts of the Company’s exposures to interest rates on financial assets and financial liabilities at the balance sheet dates were as follows:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Fair value interest rate risk
Financial assets	$43,156	$47,563
Financial liabilities	41,458	41,445
Cash flow interest rate risk
Financial assets	9,136	12,950
Financial liabilities	2,185	1,785

Interest rate sensitivity analysis

The sensitivity analyses below have been determined based on the exposure to interest rates for non-derivative instruments at the end of the reporting period. A 25 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 25 basis points higher/lower and all other variables were held constant, the Company’s pre-tax income would increase/decrease by $18 million, $17 million and $28 million for the years ended December 31, 2022, 2023 and 2024, respectively. This is mainly attributable to the Company’s exposure to floating interest rates on its financial assets, short-term and long-term loans.

3)
Other price risk

The Company is exposed to equity price risks arising from holding other company’s equity. Equity investments are held for strategic rather than trading purposes. The management managed the risk through holding various risk portfolios. Further, the Company assigned finance and investment departments to monitor the price risk.

Equity price sensitivity analysis

The sensitivity analyses below have been determined based on the exposure to equity price risks at the end of the reporting period.

If equity prices had been 5% higher/lower, pre-tax profit and pre-tax other comprehensive income for the year ended December 31, 2022 would have increased/decreased by $50 million and $175 million as a result of the changes in fair value of financial assets at FVTPL and financial assets at FVOCI, respectively. If equity prices had been 5% higher/lower, pre-tax profit and pre-tax other comprehensive income for the year ended December 31, 2023 would have increased/decreased by $51 million and $221 million as a result of the changes in fair value of financial assets at FVTPL and financial assets at FVOCI, respectively. If equity prices had been 5% higher/lower, pre-tax profit and pre-tax other comprehensive income for the year ended December 31, 2024 would have increased/decreased by $48 million and $233 million as a result of the changes in fair value of financial assets at FVTPL and financial assets at FVOCI, respectively.

b.
Credit risk

Credit risk refers to the risk that a counterparty would default on its contractual obligations resulting in financial loss to the Company. The maximum credit exposure of the aforementioned financial instruments is equal to their carrying amounts recognized in the consolidated balance sheet as of the balance sheet date.

The Company has large trade receivables outstanding with its customers. A substantial majority of the Company’s outstanding trade receivables are not covered by collateral or credit insurance. The Company has implemented ongoing measures including enhancing credit assessments and strengthening overall risk management to reduce its credit risk. While the Company has procedures to monitor and limit exposure to credit risk on trade receivables, there can be no assurance such procedures will effectively limit its credit risk and avoid losses. This risk is heightened during periods when economic conditions worsen. As the Company serves a large number of unrelated consumers, the concentration of credit risk was limited.

The Company mitigates its financial credit risk by selecting counterparties with investment grade credit ratings and by limiting the exposure to any individual counterparty. The Company regularly monitors and reviews market conditions, and adjusts the limit applied to counterparties according to their credit standing.

In accordance with the Company’s investment and risk management policies, counterparties for debt investments must be financial institutions with investment grade or higher, and thus there is no significant credit exposure resulting from such investments. The Company assesses whether there has been a significant increase in credit risk on debt instruments since initial recognition by reviewing changes in financial market conditions, and external credit ratings and material information of the issuers.

The Company assesses the 12-month expected credit loss and lifetime expected credit loss for debt instruments based on the probability of default and loss given default provided by external credit rating agencies.

c.
Liquidity risk

The Company manages and maintains sufficient cash and cash equivalent position to support the operations and reduce the impact on fluctuation of cash flow.

1)
Liquidity and interest risk tables

The following tables detailed the Company’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods. The tables had been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company is required to pay.

December 31, 2023

	Weighted Average Effective Interest Rate (%)	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Years	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
Non-derivative financial liabilities
Non-interest bearing	—	$37,930	$—	$2,108	$5,309	$—	$45,347
Floating interest rate instruments	1.99	—	15	2,170	—	—	2,185
Fixed interest rate instruments	0.53	—	—	—	25,800	4,700	30,500
		$37,930	$15	$4,278	$31,109	$4,700	$78,032

Information about the maturity analysis for lease liabilities was as follows:

	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$3,519	$4,819	$2,357	$518	$11,213

December 31, 2024

	Weighted Average Effective Interest Rate (%)	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Years	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
Non-derivative financial liabilities
Non-interest bearing	—	$42,220	$ -	$2,500	$5,311	$ -	$50,031
Floating interest rate instruments	2.08	104	6	79	1,691	-	1,880
Fixed interest rate instruments	0.54	79	45	8,969	17,248	4,719	31,060
		$42,403	$51	$11,548	$24,250	$4,719	$82,971

Information about the maturity analysis for lease liabilities was as follows:

	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$3,586	$5,255	$2,143	$164	$11,148

The following table detailed the Company’s liquidity analysis for its derivative financial instruments. The table had been drawn up based on the undiscounted gross inflows and outflows on those derivatives that require gross settlement.

	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
December 31, 2023
Gross settled
Forward exchange contracts
Inflows	$—	$169	$—	$—	$169
Outflows	—	169	—	—	169
	$—	$—	$—	$—	$—
December 31, 2024
Gross settled
Forward exchange contracts
Inflows	$46	$350	$—	$—	$396
Outflows	46	351	—	—	397
	$—	$(1)	$—	$—	$(1)

2)
Financing facilities

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Unsecured bank loan facilities
Amount used	$585	$250
Amount unused	56,191	56,438
	$56,776	$56,688
Secured bank loan facilities
Amount used	$1,600	$1,600
Amount unused	20	15
	$1,620	$1,615